Restricted Cash - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 3,745	$ 280
Secured deposits in relation to the headquarter project
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	3,478
Secured deposits for a letter of credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 267	$ 280